Filed under Rule 497(k)
Registration No. 811-7725

SEASONS SERIES TRUST

Supplement to the Summary Prospectus Dated July 29, 2013

Effective December 31, 2013, in the section titled “PORTFOLIO SUMMARY” for the Small Cap Portfolio under the heading “Investment Adviser,” the portfolio manager disclosure for SAAMCo is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title

Timothy Campion	2013	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

Please retain this supplement for future reference.

Dated:  December 30, 2013